Leases - Schedule of Consolidated Statement of Financial (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Consolidated Statement Of Financial [Abstract]
Current	$ 222	$ 106
Non-current	234
Lease Liabilities	$ 456	$ 106